Property and Equipment - Summary of Property and Equipment at Cost (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 1,280,420	$ 1,209,873
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	8,209	8,209
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	105,850	103,869
Telephone and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	943,076	881,886
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	67,606	67,377
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	109,288	106,021
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 46,391	$ 42,511